Other financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities
Total	£ 45,220	£ 39,732
Designated as at fair value through profit or loss | Customer accounts
Disclosure of financial liabilities
Total		212
Designated as at fair value through profit or loss | Debt securities in issue
Disclosure of financial liabilities
Total	2,258	2,628
Amortised cost | Debt securities in issue
Disclosure of financial liabilities
Total	£ 42,962	£ 36,892